Organization and Basis of Presentation	5 Months Ended
Aug. 31, 2020
Organization and Basis of Presentation
Note 1 - Organization and Basis of Presentation

Description of the Company

FairWind Energy, Inc. (the "Company", “Fairwind Energy”) was incorporated on April 18, 2013 under the laws of the State of Nevada. Effective June 17, 2019, the Company changed its name to Agentix Corp. The Company is focused on the development of synthetic agonists, inverse agonists and antagonists which modulate the endocannabinoid system (ECS). The ECS is a network of G-protein coupled receptors (GPCRs) that help regulate a variety of metabolic and neurotransmission functions.

The Company partners with academic and research institutions and has exclusively licensed patented, synthetically-derived, small molecule therapeutic candidates targeting the endocannabinoid GPCRs (CB1/CB2) for the treatment of metabolic syndrome and peripheral inflammation.

Merger

On May 28, 2020, the Company, entered into a Share Exchange Agreement (the “Share Exchange Agreement”), by and among the Company, and GSL Healthcare, Inc., a Nevada corporation (“GSL Healthcare”), and the holders of common stock of GSL Healthcare, which consisted of two stockholders. The closing date occurred on June 1, 2020.

Under the terms and conditions of the Share Exchange Agreement, the Company offered and sold 27,932,271 shares of common stock of the Company in consideration for all of the issued and outstanding shares of common stock of GSL Healthcare. The effect of the issuance is that former two GSL Healthcare shareholders now hold approximately 88.0% of the issued shares of common stock of the Company, and GSL Healthcare is now a wholly-owned subsidiary of the Company.

The merger between the Company and GSL Healthcare was treated as a reverse capitalization for financial statement reporting purposes with GSL Healthcare deemed the accounting acquirer and the Company deemed the accounting acquiree. Accordingly, GSL Healthcare’ assets, liabilities and results of operations became the historical financial statements of the Company. Prior to the Share Exchange, 3,806,613 shares of the Company’s then outstanding common stock remained outstanding as part of this merger.

Going Concern

The Company’s consolidated financial statements have been prepared assuming that it will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business.

As reflected in the consolidated financial statements, the Company had an accumulated deficit at August 31, 2020, a net loss, and net cash used in operating activities. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company is attempting to commence operations and generate sufficient revenue; however, the Company’s cash position may not be sufficient to support its daily operations. While the Company believes in the viability of its strategy to commence operations and generate sufficient revenue and in its ability to raise additional funds, there can be no assurances to that effect. The ability of the Company to continue as a going concern is dependent upon its ability to further implement its business plan and generate sufficient revenue and its ability to raise additional funds by way of a public or private offering.

The consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, GSL Healthcare, Inc., a 100% owned entity. Intercompany transactions and balances have been eliminated in consolidation.